UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Monthly Income Fund — Moderate Payout

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

Equity Funds 47.7%
Global Real Estate 7.0%
Schwab Global Real Estate Fund	465,460	3,453,717
International 12.1%
Laudus International MarketMasters Fund, Select Shares	232,759	5,974,920
Large-Cap 28.6%
Schwab Dividend Equity Fund	858,064	14,200,961
		23,629,598

Fixed-Income Funds 50.4%
Intermediate-Term Bond 50.4%
Schwab Intermediate-Term Bond Fund	920,297	8,936,086
Schwab U.S. Aggregate Bond Index Fund	1,651,683	16,021,321
		24,957,407

Security	Number of Shares	Value ($)
Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	656,002	656,134
Total Affiliated Underlying Funds
(Cost $46,378,488)		49,243,139

Unaffiliated Underlying Fund 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (a)	326,030	326,030
Total Unaffiliated Underlying Fund
(Cost $326,030)		326,030
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	225,959	19,768	(12,968)	232,759	($181,471)	$10,266	$—
Schwab Dividend Equity Fund	843,493	90,192	(75,621)	858,064	196,040	1,801	132,881
Schwab Global Real Estate Fund	445,511	31,516	(11,567)	465,460	(142,291)	535	97,214
Schwab Intermediate-Term Bond Fund	880,862	134,899	(95,464)	920,297	(208,089)	(50,376)	141,513
Schwab U.S. Aggregate Bond Index Fund	1,545,892	282,418	(176,627)	1,651,683	(537,503)	(38,426)	310,284
Schwab Variable Share Price Money Fund, Ultra Shares	—	656,002	—	656,002	(20)	—	6,675
Total					($873,334)	($76,200)	$688,567
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2018, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Enhanced Payout

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 32.4%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	534,171	3,963,546
International 8.2%
Laudus International MarketMasters Fund, Select Shares	264,608	6,792,484
Large-Cap 19.5%
Schwab Dividend Equity Fund	979,169	16,205,250
		26,961,280

Fixed-Income Funds 65.6%
Intermediate-Term Bond 65.6%
Schwab Intermediate-Term Bond Fund	2,074,024	20,138,774
Schwab U.S. Aggregate Bond Index Fund	3,550,471	34,439,567
		54,578,341

Security	Number of Shares	Value ($)
Money Market Fund 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	1,211,357	1,211,599
Total Affiliated Underlying Funds
(Cost $77,644,703)		82,751,220

Unaffiliated Underlying Fund 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97% (a)	424,518	424,518
Total Unaffiliated Underlying Fund
(Cost $424,518)		424,518
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	308,302	—	(43,694)	264,608	($412,335)	$224,058	$—
Schwab Dividend Equity Fund	1,130,149	45,844	(196,824)	979,169	199,186	39,150	161,587
Schwab Global Real Estate Fund	603,780	15,658	(85,267)	534,171	(348,102)	166,422	116,972
Schwab Intermediate-Term Bond Fund	2,299,209	73,900	(299,085)	2,074,024	(526,331)	(128,033)	347,861
Schwab U.S. Aggregate Bond Index Fund	3,882,059	105,761	(437,349)	3,550,471	(1,288,525)	(122,607)	727,542
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,211,357	—	1,211,357	(31)	—	12,591
Total					($2,376,138)	$178,990	$1,366,553
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2018, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Capital Trust
Schwab Monthly Income Fund — Maximum Payout

Portfolio Holdings as of September 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 17.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	158,349	1,174,953
International 4.5%
Laudus International MarketMasters Fund, Select Shares	79,056	2,029,359
Large-Cap 10.5%
Schwab Dividend Equity Fund	289,309	4,788,070
		7,992,382

Fixed-Income Funds 80.5%
Intermediate-Term Bond 80.5%
Schwab Intermediate-Term Bond Fund	1,415,617	13,745,640
Schwab U.S. Aggregate Bond Index Fund	2,356,038	22,853,571
		36,599,211

Security	Number of Shares	Value ($)
Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	655,804	655,935
Total Affiliated Underlying Funds
(Cost $44,369,647)		45,247,528
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	90,760	7,569	(19,273)	79,056	($87,710)	$29,647	$—
Schwab Dividend Equity Fund	310,179	18,983	(39,853)	289,309	57,307	19,717	46,824
Schwab Global Real Estate Fund	163,087	15,727	(20,465)	158,349	(56,756)	5,460	33,956
Schwab Intermediate-Term Bond Fund	1,458,903	85,920	(129,206)	1,415,617	(378,706)	(40,281)	228,407
Schwab U.S. Aggregate Bond Index Fund	2,411,112	224,497	(279,571)	2,356,038	(805,351)	(72,226)	470,226
Schwab Variable Share Price Money Fund, Ultra Shares	—	655,804	—	655,804	(25)	—	6,481
Total					($1,271,241)	($57,683)	$785,894
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2018, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Monthly Income Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•    Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the funds’ valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343SEP18
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Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: November 13, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: November 13, 2018